Contributed Equity - Summary of Unlisted Options (Parenthetical) (Detail)	12 Months Ended
Jun. 30, 2021
American Depository Shares [member]
Disclosure of classes of share capital [line items]
Description of American depository shares	1 American Depository Shares (ADS) listed on NASDAQ equals 10 ordinary shares listed on ASX thus the number of warrants on issue have been grossed up and their exercise prices have been adjusted accordingly in the above table to be comparable.